COMMITMENTS AND CONTINGENCIES (Details) (Brand Contract, USD $)	0 Months Ended
	Feb. 28, 2013 item	May 14, 2014 item	Sep. 18, 2014 item	Sep. 30, 2014	Jun. 30, 2014
Arian Foster
COMMITMENTS AND CONTINGENCIES
Percentage of brand income entitled				20.00%
One time cash consideration agreed to be paid for future ABI under the brand contract	$ 10,000,000
Cash held in escrow				500,000
Number of consecutive payments of brand amounts	6
Financial obligations due to the counterparty				0
Obligated payment due from counterparty				0
Mohamed Sanu
COMMITMENTS AND CONTINGENCIES
Percentage of brand income entitled				10.00%
One time cash consideration agreed to be paid for future ABI under the brand contract		1,560,000
Cash held in escrow				78,000
Number of consecutive payments of brand amounts		6
Financial obligations due to the counterparty					0
Obligated payment due from counterparty					0
Alshon Jeffery
COMMITMENTS AND CONTINGENCIES
Percentage of brand income entitled			13.00%
One time cash consideration agreed to be paid for future ABI under the brand contract			7,940,000
Cash held in escrow				400,000
Number of consecutive payments of brand amounts			6
Financial obligations due to the counterparty				0
Obligated payment due from counterparty				$ 0